Sales	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Sales
35.	Sales

Details of sales for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018		2019		2020
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	57,514,866	382,938	56,609,330	285,546	56,380,608	303,704
Electricity		56,842,011	—	55,939,001	—	55,730,985	—
Heat supply		216,117	—	220,948	—	198,715	—
Others		456,738	382,938	449,381	285,546	450,908	303,704
Sales related to rendering of services		176,539	216,328	222,106	186,184	223,075	206,275
Sales of construction services		108,586	1,633,805	110,692	1,154,224	170,895	641,280

	￦	57,799,991	2,233,071	56,942,128	1,625,954	56,774,578	1,151,259

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	57,514,866	382,938	56,609,330	285,546	56,380,608	303,704
Performance obligations satisfied over time		285,125	1,850,133	332,798	1,340,408	393,970	847,555

	￦	57,799,991	2,233,071	56,942,128	1,625,954	56,774,578	1,151,259